Equity share capital and share premium (Details) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 € / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 € / shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 € / shares	Dec. 31, 2020 USD ($)
Issued capital and share premium
Total shares | shares	603,000,000		603,000,000
Total shares capital / premium	$ 333		$ 286		$ (740)		$ 48
Par value | € / shares		€ 0.01		€ 0.01		€ 0.01
Shares repurchased | shares	443,450		0
Purchase of treasury shares	$ 3
Equity share capital
Issued capital and share premium
Total shares capital / premium	7		$ 7		6
Share premium
Issued capital and share premium
Total shares capital / premium	$ 5,992		$ 5,992		$ 4,982